Net Sales By Product Line (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Combination, Separately Recognized Transactions
Total revenues	$ 2,155,551	$ 2,031,901	$ 1,713,616
Net sales	1,943,218	1,832,957	1,519,754
Gross Profit	363,957	327,134	302,002
Aggregates
Business Combination, Separately Recognized Transactions
Total revenues	1,527,986	1,470,953	1,372,243
Net sales	1,347,486	1,303,975	1,213,635
Gross Profit	259,054	240,614	223,275
Asphalt
Business Combination, Separately Recognized Transactions
Total revenues	78,863	93,288	63,942
Net sales	66,216	79,816	47,315
Gross Profit	12,928	12,099	5,836
Ready Mixed Concrete
Business Combination, Separately Recognized Transactions
Total revenues	146,085	110,562	32,946
Net sales	146,079	110,554	32,861
Gross Profit	8,337	59	(220)
Road Paving
Business Combination, Separately Recognized Transactions
Total revenues	157,800	136,385	25,362
Net sales	157,796	136,395	25,368
Gross Profit	1,426	2,580	1,101
Total Aggregates Business
Business Combination, Separately Recognized Transactions
Total revenues	1,910,734	1,811,188	1,494,493
Net sales	1,717,577	1,630,740	1,319,179
Gross Profit	281,745	255,352	229,992
Specialty Products
Business Combination, Separately Recognized Transactions
Total revenues	244,817	220,713	219,123
Net sales	225,641	202,217	200,575
Gross Profit	83,703	77,223	75,405
Corporate
Business Combination, Separately Recognized Transactions
Gross Profit	$ (1,491)	$ (5,441)	$ (3,395)